Average Annual Total Returns - FidelityOverseasFund-KPRO - FidelityOverseasFund-KPRO - Fidelity Overseas Fund	Dec. 30, 2023
Fidelity Overseas Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(24.71%)
Past 5 years	2.68%
Past 10 years	6.87%
MS001
Average Annual Return:
Past 1 year	(14.27%)
Past 5 years	1.75%
Past 10 years	4.87%